Contingencies (Details)	Sep. 10, 2024 USD ($)	Jan. 29, 2024 CAD ($)
Contingencies [Line Items]
Annual salary (in Dollars)		$ 60,000
Dismissal damages (in Dollars)	$ 200,000
Aggregate amount		$ 271,990